As filed with the Securities and Exchange

Commission on March 14, 2019

1933 Act File No. 033-04559

1940 Act File No. 811-04630

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 75

and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 76

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST III

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00) par value of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of March, 2019.

JOHN HANCOCK INVESTMENT TRUST III

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	March 14, 2019
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 14, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 14, 2019
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 14, 2019
James R. Boyle

/s/ Peter S. Burgess *	Trustee	March 14, 2019
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 14, 2019
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 14, 2019
Grace K. Fey

/s/ Marianne Harrison *	Trustee	March 14, 2019
Marianne Harrison

/s/ Theron S. Hoffman *	Trustee	March 14, 2019
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	March 14, 2019
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 14, 2019
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 14, 2019
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 14, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 14, 2019
Gregory A. Russo

*By:	/s/ Sarah M. Coutu
Sarah M. Coutu
Attorney-in-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 74 to the Trust’s Registration Statement on February 28, 2019

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document